Schedule of Investments (unaudited) April 30, 2021	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Cochlear Ltd.	104,252	$17,917,807
Megaport Ltd.(a)(b)	1,619,559	17,989,790
Sonic Healthcare Ltd.	713,679	19,779,977

		55,687,574

Belgium — 0.8%
Proximus SADP	738,977	15,772,258
UCB SA	153,580	14,246,819

		30,019,077

Brazil — 0.4%
TIM SA	6,078,011	13,656,690

China — 4.1%
Alibaba Group Holding Ltd.(a)	487,700	14,128,315
Baidu Inc., ADR(a)	107,917	22,698,183
Genscript Biotech Corp.(a)	10,396,000	24,093,165
Innovent Biologics Inc.(a)(c)	2,253,000	24,482,667
NetEase Inc.	925,900	20,885,903
Tencent Holdings Ltd.	219,700	17,622,730
Wuxi Biologics Cayman Inc., New(a)(c)	1,587,000	22,374,128

		146,285,091

Denmark — 2.3%
Genmab A/S(a)	45,639	16,770,217
H Lundbeck A/S	515,277	15,914,604
Novo Nordisk A/S, Class B	254,403	18,657,139
Orsted A/S(c)	92,372	13,490,246
Vestas Wind Systems A/S	383,628	16,034,050

		80,866,256

Finland — 0.5%
Nokia OYJ(a)	3,833,536	18,193,886

France — 3.6%
Bouygues SA	378,436	16,236,199
Capgemini SE	117,173	21,496,450
Iliad SA	74,942	13,622,488
Natixis SA(a)	4,920,115	24,070,393
Orange SA	1,298,369	16,176,803
Sanofi	161,396	16,955,553
Schneider Electric SE	126,596	20,271,746

		128,829,632

Germany — 3.5%
Bayer AG, Registered	277,897	18,004,529
Deutsche Boerse AG	112,179	19,351,381
Deutsche Telekom AG, Registered	919,965	17,719,257
Infineon Technologies AG	436,069	17,619,602
Merck KGaA	100,650	17,707,890
Siemens AG, Registered	120,252	20,095,489
Telefonica Deutschland Holding AG	5,599,764	16,299,724

		126,797,872

India — 1.7%
Infosys Ltd.	1,046,339	19,131,381
Tata Consultancy Services Ltd.	445,876	18,272,956
Wipro Ltd.	3,288,603	21,876,663

		59,281,000

Japan — 6.5%
Chugai Pharmaceutical Co. Ltd.	335,200	12,576,325
FANUC Corp.	63,200	14,556,150
Mitsubishi Electric Corp.	1,190,000	18,311,880

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	186,900	$14,881,210
Nabtesco Corp.	408,300	18,359,585
Nidec Corp.	139,600	16,162,463
Omron Corp.	176,500	13,386,259
Rakuten Group Inc.	1,648,600	20,949,686
SoftBank Group Corp.	225,111	20,357,918
Taiyo Yuden Co. Ltd.	352,200	16,175,326
Takeda Pharmaceutical Co. Ltd.	439,504	14,615,956
TDK Corp.	119,300	16,207,904
Tokyo Electron Ltd.	43,900	19,406,688
Yaskawa Electric Corp.	351,100	16,189,049

		232,136,399

Netherlands — 4.4%
Adyen NV(a)(c)	7,998	19,655,541
ASM International NV	80,868	24,619,530
ASML Holding NV	33,951	22,118,954
Koninklijke KPN NV	5,235,910	18,064,360
NXP Semiconductors NV	99,704	19,194,017
QIAGEN NV(a)	326,278	15,919,104
STMicroelectronics NV	464,717	17,431,719
Wolters Kluwer NV	223,745	20,270,841

		157,274,066

Singapore — 1.0%
Keppel DC REIT	9,289,600	18,783,091
Singapore Technologies Engineering Ltd.	6,460,900	18,745,546

		37,528,637

South Korea — 1.0%
Samsung Electronics Co. Ltd.	248,020	18,172,005
SK Hynix Inc.	154,403	17,767,415

		35,939,420

Spain — 0.9%
Grifols SA	560,565	15,216,920
Telefonica SA	3,478,975	16,138,415

		31,355,335

Sweden — 1.8%
Elekta AB, Class B	1,283,693	17,200,416
Millicom International Cellular SA, SDR(a)	411,320	16,295,680
Swedish Orphan Biovitrum AB(a)	831,269	14,161,287
Telefonaktiebolaget LM Ericsson, Class B	1,307,770	17,931,331

		65,588,714

Switzerland — 1.9%
ABB Ltd., Registered	600,207	19,512,239
Novartis AG, Registered	177,413	15,164,867
Roche Holding AG	46,840	15,283,794
Swisscom AG, Registered	30,144	16,370,071

		66,330,971

Taiwan — 2.3%
Advantech Co. Ltd.	1,445,000	18,416,210
MediaTek Inc.	637,000	27,023,413
Taiwan Semiconductor Manufacturing Co. Ltd.	874,000	18,773,494
Win Semiconductors Corp.	1,287,000	16,886,317

		81,099,434

United Kingdom — 2.9%
AstraZeneca PLC	147,245	15,728,428
BT Group PLC(a)	9,007,636	20,571,785
GlaxoSmithKline PLC	827,001	15,338,752
London Stock Exchange Group PLC	163,666	16,768,686
RELX PLC	664,584	17,294,223

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	8,940,923	$16,934,692

		102,636,566

United States — 58.4%
3M Co.	99,407	19,597,096
AbbVie Inc.	147,741	16,473,121
Accenture PLC, Class A	65,425	18,971,287
Advanced Micro Devices Inc.(a)(b)	177,884	14,518,892
Albemarle Corp.	120,408	20,249,013
Alexion Pharmaceuticals Inc.(a)	136,980	23,105,786
Align Technology Inc.(a)	31,812	18,945,000
Alnylam Pharmaceuticals Inc.(a)	128,875	18,124,980
Alphabet Inc., Class A(a)	8,968	21,106,188
Amazon.com Inc.(a)	5,250	18,203,955
Amgen Inc.	72,309	17,328,129
Amphenol Corp., Class A	238,738	16,076,617
Analog Devices Inc.	124,993	19,143,928
Apple Inc.	146,502	19,259,153
Applied Materials Inc.	182,470	24,215,594
Arista Networks Inc.(a)	61,468	19,372,870
Berkshire Hathaway Inc., Class B(a)	73,926	20,325,954
Biogen Inc.(a)	67,117	17,942,388
BioMarin Pharmaceutical Inc.(a)	215,757	16,811,785
BlackRock Inc.(d)	23,132	18,952,048
Boston Scientific Corp.(a)	486,342	21,204,511
Bristol-Myers Squibb Co.	276,000	17,227,920
Broadcom Inc.	38,287	17,466,529
Broadridge Financial Solutions Inc.	109,705	17,402,504
Cadence Design Systems Inc.(a)	138,566	18,258,842
Capital One Financial Corp.	169,125	25,213,155
Cisco Systems Inc.	359,913	18,323,171
Cognizant Technology Solutions Corp., Class A	205,601	16,530,320
CoreSite Realty Corp.	135,218	16,427,635
Corning Inc.	442,146	19,547,275
Crowdstrike Holdings Inc., Class A(a)	97,410	20,310,959
CyrusOne Inc.	244,459	17,803,949
Dell Technologies Inc., Class C(a)	227,330	22,353,359
DexCom Inc.(a)	48,366	18,674,113
Digital Realty Trust Inc.	125,755	19,405,254
Eli Lilly & Co.	102,786	18,786,197
Emerson Electric Co.	203,462	18,411,276
Envestnet Inc.(a)(b)	200,107	14,773,900
Equinix Inc.	23,650	17,045,974
Exelixis Inc.(a)	868,017	21,370,579
Facebook Inc., Class A(a)	57,579	18,717,781
First Solar Inc.(a)	189,902	14,533,200
General Electric Co.	1,397,846	18,339,740
Gentex Corp.	479,455	16,867,227
Gilead Sciences Inc.	265,781	16,869,120
Hewlett Packard Enterprise Co.	1,318,187	21,117,356
Honeywell International Inc.	74,661	16,652,389
HP Inc.	693,843	23,666,985
Hubbell Inc.	96,612	18,550,470
Illumina Inc.(a)	47,910	18,820,964
Incyte Corp.(a)	197,073	16,826,093
Intel Corp.	320,755	18,453,035
International Business Machines Corp.	127,142	18,038,907
Intuitive Surgical Inc.(a)	21,336	18,455,640
Ionis Pharmaceuticals Inc.(a)(b)	345,980	14,814,864
Jazz Pharmaceuticals PLC(a)	116,141	19,093,580
Johnson & Johnson	104,098	16,939,868

Security	Shares	Value

United States (continued)
KLA Corp.	62,421	$19,684,462
Laboratory Corp. of America Holdings(a)	79,934	21,252,053
Lam Research Corp.	32,299	20,039,915
Lincoln Electric Holdings Inc.	135,979	17,412,111
Marvell Technology Inc.	388,662	17,571,409
Mastercard Inc., Class A	52,204	19,945,060
Maxim Integrated Products Inc.	210,439	19,781,266
Medtronic PLC	149,733	19,603,044
MercadoLibre Inc.(a)	10,573	16,609,972
Merck & Co. Inc.	191,249	14,248,050
Microchip Technology Inc.	119,128	17,903,747
Micron Technology Inc.(a)	243,767	20,981,026
Microsoft Corp.	74,135	18,695,364
Monolithic Power Systems Inc.	51,363	18,561,561
Nektar Therapeutics(a)	1,009,028	19,787,039
NVIDIA Corp.	32,840	19,716,479
Okta Inc.(a)(b)	70,871	19,113,909
ON Semiconductor Corp.(a)	552,213	21,536,307
Palantir Technologies Inc., Class A(a)	617,208	14,220,472
Palo Alto Networks Inc.(a)	52,913	18,698,925
PayPal Holdings Inc.(a)	76,595	20,090,103
Pfizer Inc.	384,438	14,858,529
PRA Health Sciences Inc.(a)	155,829	26,006,302
Premier Inc., Class A	447,480	15,818,418
Qorvo Inc.(a)	99,294	18,684,152
QUALCOMM Inc.	102,237	14,190,496
Quest Diagnostics Inc.	128,963	17,007,640
Redfin Corp.(a)(b)	289,320	20,478,070
Regeneron Pharmaceuticals Inc.(a)	33,065	15,914,184
Rockwell Automation Inc.	63,661	16,823,056
salesforce.com Inc.(a)	76,079	17,522,515
Seagate Technology PLC	256,826	23,843,726
Seagen Inc.(a)	89,742	12,901,310
ServiceNow Inc.(a)	31,235	15,816,467
Skyworks Solutions Inc.	108,505	19,675,212
Splunk Inc.(a)	102,532	12,962,095
Square Inc., Class A(a)(b)	77,158	18,889,822
Stryker Corp.	67,825	17,812,880
Synopsys Inc.(a)	73,306	18,110,980
TE Connectivity Ltd.	134,383	18,070,482
Tesla Inc.(a)	26,685	18,931,406
Texas Instruments Inc.	99,549	17,969,590
Thermo Fisher Scientific Inc.	34,450	16,199,423
T-Mobile U.S. Inc.(a)	121,548	16,060,137
United Therapeutics Corp.(a)	119,522	24,090,854
Verizon Communications Inc.	265,802	15,360,698
Vertex Pharmaceuticals Inc.(a)	72,259	15,766,914
Visa Inc., Class A	78,069	18,233,796
VMware Inc., Class A(a)(b)	119,785	19,265,022
Western Digital Corp.	313,550	22,146,036
Xilinx Inc.	113,449	14,516,934
Zebra Technologies Corp., Class A(a)	42,564	20,760,165
Zillow Group Inc., Class C, NVS(a)(b)	137,504	17,892,020
Zimmer Biomet Holdings Inc.	116,721	20,678,292
Zoetis Inc.	103,953	17,986,988
Zscaler Inc.(a)	91,072	17,088,750

		2,085,804,060

Total Common Stocks — 99.6% (Cost: $2,622,517,730)		3,555,310,680

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	54,301,056	$54,328,206
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,500,000	4,500,000

		58,828,206

Total Short-Term Investments — 1.7% (Cost: $58,818,148)		58,828,206

Total Investments in Securities — 101.3% (Cost: $2,681,335,878)		3,614,138,886

Other Assets, Less Liabilities — (1.3)%		(44,792,887)

Net Assets — 100.0%		$3,569,345,999

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,093,118	$—		$(15,727,691	)(a)	$6,870	$(44,091)	$54,328,206	54,301,056	$208,955	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,020,000	480,000	(a)	—		—	—	4,500,000	4,500,000	1,833		—
BlackRock Inc.	13,808,865	4,768,451		(5,154,394)		516,582	5,012,544	18,952,048	23,132	259,630		—

						$523,452	$4,968,453	$77,780,254		$470,418		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	34	06/18/21	$1,611	$20,484
MSCI Emerging Markets E-Mini Index	44	06/18/21	2,940	9,630
S&P 500 E-Mini Index	31	06/18/21	6,470	237,108

				$267,222

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Exponential Technologies ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,555,310,680	$—	$—	$3,555,310,680
Money Market Funds	58,828,206	—	—	58,828,206

	$3,614,138,886	$—	$—	$3,614,138,886

Derivative financial instruments(a)
Assets
Futures Contracts	$267,222	$—	$—	$267,222

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

4